Stockholders' Equity (Deficit) (Details) - Share-based Payment Arrangement, Option, Activity - $ / shares							1 Months Ended	6 Months Ended	12 Months Ended
		May 12, 2021	Feb. 22, 2021	Feb. 05, 2021	Dec. 28, 2020	Mar. 02, 2020	Jun. 29, 2021	Jun. 30, 2022	Dec. 31, 2021		Dec. 31, 2020
Share Based Payment Arrangement Option Activity Abstract
Outstanding, Number of Shares								18,746,211	13,453,879		67,879
Outstanding, Weighted-Average Exercise Price	[1]							$ 0.2	$ 0.03		$ 0.03
Exercisable, Number of Shares								5,469,961	5,502,877	[2]
Exercisable, Weighted-Average Exercise Price								$ 0.161	$ 0.11	[1]
Granted, Number of Shares								200,000	14,295,000		14,886,000
Granted, Weighted-Average Exercise Price					$ 0.03	$ 0.05		$ 0.25	$ 0.26	[1]	$ 0.03	[1]
Cancelled, Number of Shares								(2,174,582)	(350,000)		(1,500,000)
Cancelled, Weighted-Average Exercise Price								$ 0.155	$ 0.03	[1]	$ 0.03	[1]
Exercised, Number of Shares		(2,500,000)	(336,000)	(336,000)			(5,116,668)		(8,652,668)
Exercised, Weighted-Average Exercise Price		$ 0.03	$ 0.03	$ 0.03			$ 0.03		$ 0.03	[1]
Outstanding, Number of Shares								16,354,961	18,746,211		13,453,879
Outstanding, Weighted-Average Exercise Price								$ 0.213	$ 0.2	[1]	$ 0.03	[1]

[1]	On December 14, 2020, the Company reset the exercise price of all the options then outstanding options to $0.03 per share. This included 150,000 options previously priced at $0.04 per share; 7,450,000 options previously priced at $0.05 per share; 1,000,000 options previously priced at $0.06 per share; and 67,879 options previously prices at $21.40 per share. The Company valued these options as of December 14, 2020, at the original exercise price and at the new price of $0.03 per share and charged the increase in value in the amount of $4,113 to operations during the year ended December 31, 2020. The exercise prices of all options are shown at the restated price of $0.03 per share.
[2]	On December 28, 2020, the Company accelerated the vesting of certain of its options issued to board members, management, and consultants, resulting in a charge to operations in the amount of $164,647 during the year ended December 31, 2020.